Net Income/(Loss) per Share Shares Outstanding (Details) - Orbitz - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Weighted Average Number of Shares Outstanding Reconciliation [Line Items]
Weighted-average shares outstanding, basic	112,418,132	110,218,036	112,007,027	109,907,641	110,537,992
Weighted-average shares outstanding, diluted	112,418,132	115,079,178	112,007,027	114,474,084	114,344,440
Restricted Stock Units (RSUs) [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Line Items]
Weighted-average shares outstanding, potentially dilutive	0	2,318,956		1,852,820	1,367,392
Performance Based Restricted Stock Units [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Line Items]
Weighted-average shares outstanding, potentially dilutive	0	2,095,044		2,255,755	1,969,674
Stock Options [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Line Items]
Weighted-average shares outstanding, potentially dilutive	0	447,142		457,868	469,382